As filed with the Securities and Exchange Commission on May 15, 2015
File No. 333-174574
File No. 811-22563

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	12	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	14	[	X	]

(Check appropriate box or boxes.)

Mairs & Power Funds Trust
(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (651) 222-8478

Andrea C. Stimmel, Chief Compliance Officer & Treasurer
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
(Name and Address of Agent for Service)

With copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 12 to the Registration Statement on Form N-1A of Mairs & Power Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 11 on Form N-1A filed on April 30, 2015.  This PEA No. 12 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 11 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of St. Paul and State of Minnesota, on May 15, 2015.

MAIRS & POWER FUNDS TRUST

/s/ Mark L. Henneman
Mark L. Henneman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Mark L. Henneman	President	May 15, 2015
Mark L. Henneman	(principal Executive Officer)

/s/ Andrea C. Stimmel	Treasurer and Chief Compliance Officer	May 15, 2015
Andrea C. Stimmel	(principal Financial and Accounting Officer)

/s/ Jon A. Theobald	Trustee	May 15, 2015
Jon A. Theobald

Mary Schmid Daugherty *	Trustee	May 15, 2015
Mary Schmid Daugherty

Norbert J. Conzemius *	Trustee	May 15, 2015
Norbert J. Conzemius

Bert J. McKasy *	Trustee	May 15, 2015
Bert J. McKasy

*	By	/s/ Andrea C. Stimmel
Andrea C. Stimmel, as attorney-in-fact pursuant to power of attorney dated April 10, 2015 which was previously filed and is incorporated herein by reference.

C-1

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

C-2